Schedule of employee welfare benefits expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Wages and salaries	$ 540,777	$ 950,569	$ 3,328,319
Benefits	302,422	362,789	446,045
Pensions-defined contribution	147,129	256,411	271,328
Total	$ 990,328	$ 1,569,769	$ 4,045,692